Consolidated Balance Sheets (Parenthetical) $ in Millions	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 € / shares
Cash and cash equivalents	$ 855		$ 1,000
Accounts receivable	4,117		1,806
Other non-current assets	2,455		601
Other non-current liabilities	$ 2,191		$ 385
Preferred stock, par or stated value per share (in euro per share) | $ / shares	$ 0.001		$ 0.001
Preferred stock, shares authorized (in shares) | shares	500,000,000		0
Preferred stock, shares outstanding (in shares) | shares	10,000		0
Common stock, par or stated value per share (in euro per share) | $ / shares	$ 0.001		$ 0.001
Common stock, shares authorized (in shares) | shares	9,500,000,000		9,910,931,085
Common stock, shares outstanding (in shares) | shares	520,444,261		260,354,342
Deferred stock, par or stated value per share (in euro per share) | € / shares		€ 1		€ 1
Deferred stock, shares authorized (in shares) | shares	25,000		25,000
Deferred stock, shares outstanding (in shares) | shares	25,000		100
Treasury stock, common (in shares) | shares	1,907,129		2,037,589
Variable interest entity, primary beneficiary
Cash and cash equivalents	$ 2		$ 3
Accounts receivable	767		816
Other non-current assets	389		0
Other non-current liabilities	$ 335		$ 0